Intangible Assets - Turkcell 2G, 3G and 4.5G Licenses - Additional Information (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 58,511,397	₺ 61,498,735	₺ 67,918,125
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	3,221,124	174,274
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	2,268,481	2,722,179
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	₺ 14,195,189	₺ 17,038,518